Deferred Acquisition Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in deferred acquisition costs
Beginning balance	$ 20,600	$ 18,637	$ 19,666
Costs deferred	32,359	28,993	25,893
Amortization	(28,438)	(27,030)	(26,922)
Ending balance	$ 24,521	$ 20,600	$ 18,637